(Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Minimum Commitments under Noncancelable Operating Lease Agreements
At December 31, 2019, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated, along with key inputs used to discount our lease liabilities:

(millions)	Commitments
2020	$77.6
2021	64.3
2022	33.1
2023	18.5
2024	11.9
Thereafter	6.1
Total	211.5
Interest	(10.0)
Present value of lease liabilities	$201.5
Weighted-average remaining term	3.3 years
Weighted-average discount rate	3.0%

Expense Incurred for Leases	The operating lease expense for the years ended December 31, was as follows:

(millions)	Expense
2019	$102.0
2018	77.3
2017	77.2

Schedule Of Operating Lease Obligations [Table Text Block]	The minimum commitments under these agreements at December 31, 2018, were as follows:

(millions)	Commitments
2019	$64.1
2020	65.5
2021	52.8
2022	24.3
2023	8.5
Thereafter	3.8
Total	$219.0